Government Grants (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 16, 2022 USD ($)
Government Assistance
Grant income		$ 75,000
Government Assistance Current Statement Of Financial Position Extensible Enumeration Not Disclosed Flag		true
Other income (expense)
Government Assistance
Grant income		$ 0
TIA | Other income (expense)
Government Assistance
Grant income		75,000
U.S. Department of Defense ("DoD") Defense Logistics Agency
Government Assistance
Number of grants awarded | item	2
Amount of grants awarded	$ 200,000
Estimated additional grant income		$ 125,000
Period for receiving additional grant income		9 months
Grant receivable		$ 50,000
U.S. Department of Defense ("DoD") Defense Logistics Agency | Other income (expense)
Government Assistance
Grant income		$ 75,000	$ 0
U.S. Department of Defense ("DoD") Defense Logistics Agency | TIA | Maximum
Government Assistance
Amount of grants awarded				$ 24,800,000